Related Party Balances and Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Significant related party transactions
Loan from E-House			$ 89,462,593
Repayment loan to E-House		$ 1,862,593	87,600,000	$ 42,513,286
Dividend paid	$ 26,873,022			26,873,022
Amounts due from related parties					$ 4,077,008	$ 6,019,121
Amounts due to related parties					3,092,870	1,581,349
Rollforward of the payable (receivable) balance
Loan from E-House			89,462,593
Repayment of loan to E-House		(1,862,593)	(87,600,000)	(42,513,286)
Dividend paid to E-House	$ (26,873,022)			(26,873,022)
Ordinary Shares
Rollforward of the payable (receivable) balance
Payment of a cash dividend (in dollars per share)							$ 0.20
ADSs
Rollforward of the payable (receivable) balance
Payment of a cash dividend (in dollars per share)							0.20
E-House
Significant related party transactions
Corporate service provided by E-House under services agreements		5,447,864	8,585,821	6,040,071
Total services purchased from related parties		6,473,108	3,570,474	5,927,764
Total online advertising services provided to related parties		126,168	94,548	28,679
Loan from E-House			89,462,593
Repayment loan to E-House		1,862,593	87,600,000	42,513,286
Dividend declared				18,738,984
Dividend paid				18,738,984
Amounts due from related parties						6,019,121
Amounts due to related parties					1,376,955
Rollforward of the payable (receivable) balance
Balance at beginning of the year		(6,019,121)	7,783,911	1,560,283
Loan from E-House			89,462,593
Repayment of loan to E-House		(1,862,593)	(87,600,000)	(42,513,286)
Dividend declared to E-House				18,738,984
Dividend paid to E-House				(18,738,984)
Corporate service provided by E-House under services agreements		5,447,864	8,585,821	6,040,071
Service provided to E-House		(126,168)	(94,548)	(28,679)
Service purchased from E-House		6,473,108	3,570,474	5,927,764
Net (payment) receipt		(2,536,135)	(27,727,372)	36,797,758
Balance at end of the year		1,376,955	(6,019,121)	7,783,911
Amount due to/(from) E-House
Loan payable to E-House						1,862,593
Payables for services fee charged by E-house					1,376,955
Receivables for E-House collection on behalf of the Company						(7,881,714)
Amounts due to/(from) E-House		(6,019,121)	7,783,911	1,560,283	1,376,955	(6,019,121)
E-House | Ordinary Shares
Rollforward of the payable (receivable) balance
Payment of a cash dividend (in dollars per share)							0.20
E-House | ADSs
Rollforward of the payable (receivable) balance
Payment of a cash dividend (in dollars per share)							$ 0.20
SINA
Significant related party transactions
Online advertising agency fee recognized as cost of revenues purchased		15,629,868	9,841,434	6,093,974
Total online advertising services provided to related parties			1,441	19,899
Amounts due to related parties					1,641,198	1,557,078
Rollforward of the payable (receivable) balance
Service provided to E-House			(1,441)	(19,899)
CRERAT
Significant related party transactions
Total services purchased from related parties			56,928
Total online advertising services provided to related parties				3,174
Rollforward of the payable (receivable) balance
Service provided to E-House				(3,174)
Service purchased from E-House			56,928
Yicang
Significant related party transactions
Total services purchased from related parties		185,632
Amounts due to related parties					74,717
Rollforward of the payable (receivable) balance
Service purchased from E-House		185,632
Yunchuang
Significant related party transactions
Total services purchased from related parties		55,018
Business acquisition from Yunchuang		6,000,000
Amounts due from related parties					42,497
Rollforward of the payable (receivable) balance
Service purchased from E-House		55,018
BaoKu
Significant related party transactions
Total services purchased from related parties			7,454
Total online advertising services provided to related parties			7,752
Rollforward of the payable (receivable) balance
Service provided to E-House			(7,752)
Service purchased from E-House			7,454
BaoKu I&T
Significant related party transactions
Total online advertising services provided to related parties			140,639
Amounts due from related parties					$ 291,392
Rollforward of the payable (receivable) balance
Service provided to E-House			(140,639)
QuanZhuYi
Related Party Balances and Transactions
Equity interest (as a percent)					13.50%
Significant related party transactions
Total online advertising services provided to related parties		23,603
Amounts due to related parties						$ 24,271
Rollforward of the payable (receivable) balance
Service provided to E-House		(23,603)
Total amount of transactions with related parties
Significant related party transactions
Total services purchased from related parties		44,407,900	22,062,111	18,061,809
Total online advertising services provided to related parties		149,771	244,380	51,752
Rollforward of the payable (receivable) balance
Service provided to E-House		(149,771)	(244,380)	(51,752)
Service purchased from E-House		44,407,900	$ 22,062,111	$ 18,061,809
Jupai
Significant related party transactions
Total services purchased from related parties		267,001
Rollforward of the payable (receivable) balance
Service purchased from E-House		267,001
Tencent
Significant related party transactions
Online advertising agency fee recognized as cost of revenues purchased		$ 16,349,409
Amounts due from related parties					$ 3,743,119